Ownership Percentages and Carrying Value Principal Equity Method Investments (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments	[1]	$ 677	$ 1,107
Litens Automotive Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		76.70%
Carrying value of equity method investments		$ 273	212
Getrag (Jiangxi) Transmission Co., Ltd [GJT] [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		66.70%
Carrying value of equity method investments		$ 0	540
Getrag Ford Transmission GmbH ["GFT"] [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%
Carrying value of equity method investments		$ 122	100
Hubei HAPM MAGNA Seating Systems Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		49.90%
Carrying value of equity method investments		$ 121	$ 113

[1]	The ownership percentages and carrying values of the Company’s principal equity method investments at December 31 were as follows [in millions, except percentages]: 2020 2019 Litens Automotive Partnership [i] 76.7% $ 273 $ 212 Getrag (Jiangxi) Transmission Co., Ltd [ii] 66.7% $ — $ 540 Getrag Ford Transmission GmbH [iii] 50.0% $ 122 $ 100 Hubei HAPM MAGNA Seating Systems Co., Ltd. 49.9% $ 121 $ 113 [i] The Company accounts for its investments under the equity method of accounting as a result of significant participating rights that prevent control. [ii] The Company’s 66.7% ownership of GJT is held by Getrag Asia Pacific GmbH & Co. KG [“GAP”] a subsidiary owned 50% by the Company and 50% by GFT. During 2020, the governing documents related to GJT were revised to extend the term of the venture and provide the Company with a controlling financial interest. As a result, the Company began consolidating GJT on December 29, 2020, the effective date of the new agreement [note 5]. [iii] On December 22, 2020, the Company entered into multiple agreements with Ford to operate certain businesses within GFT under separate ownership. The Company will acquire GFT’s interest in GJT, a facility in Europe and net cash of approximately $160 million [EUR 140 million]. The transaction closed on March 1, 2021 and is subject to working capital adjustments as well as customary closing conditions. The Company does not expect the transaction to have a material impact on its financial position or results of operations.